Note 13 (Detail) In Millions, unless otherwise specified			3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Apr. 30, 2011	Jul. 31, 2011 Because of Net Loss [Member]	Jul. 31, 2011 Because of Net Loss [Member]	Jul. 31, 2012 Stock Options [Member]	Jul. 31, 2011 Stock Options [Member]	Jul. 31, 2012 Stock Options [Member]	Jul. 31, 2011 Stock Options [Member]	Jul. 31, 2012 Included in EPS [Member]
Prepaid Stock Purchase Contracts, Shares Included in Basic Earnings Per Share									9.4
Tangible Equity Units, Rate	7.25%	7.25%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0.1	0.4	4.9	5.7	4.9	5.7